Trade Accounts Receivable and Other Current Assets	6 Months Ended
Jun. 30, 2025
Trade Accounts Receivable and Other Current Assets
Trade Accounts Receivable and Other Current Assets

18)Trade Accounts Receivable and Other Current Assets

(a)Trade Accounts Receivable

Trade accounts receivable are presented net of provisions for expected credit loss. As of June 30, 2025 and December 31, 2024, there were no provisions for expected credit loss.

(b)Other Current Assets

The following table presents other currents assets of June 30, 2025 and December 31, 2024:

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Trade receivables	$7,085	$6,251
Trade receivables due from KNOT and affiliates (see Note 14 (d))	—	804
Insurance claims for recoveries (refer to note 5)	116	3,877
Refund of value added tax	1,446	1,337
Prepaid expenses	1,988	1,505
EU-ETS current asset (1)	4,068	—
Other receivables	2,904	1,019
Total other current assets	$17,607	$14,793
(1)	The EUs Emission Trading Systems (EU ETS) require that companies are responsible for surrendering CO2 quotas (EU Allowances, EUA’s) to the authorities. EU ETS and the total EUA follows the consumption of bunkers, and the cost is treated like cost of bunkers when vessel is off-hire, i.e., EU-ETS/EUA is the owners’ cost when the vessel is off hire. EU-ETS/EUA is also owners’ cost for vessels operating in the spot market.